Total
Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	May 17, 2021
Registrant Name	dei_EntityRegistrantName	VOLUMETRIC FUND INC
Registrant CIK	dei_EntityCentralIndexKey	0000792394
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOLMX
Document Creation Date	dei_DocumentCreationDate	May 17, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2021
Prospectus Date	rr_ProspectusDate	May 17, 2021
Risk/Return	rr_RiskReturnHeading	Prospectus
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVES / GOALS
Objective, Primary	rr_ObjectivePrimaryTextBlock	Volumetric Fund’s (“Fund”) investment objective is capital growth.
Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Its secondary objective is downside protection.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases:	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load):	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends:	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee*	rr_ManagementFeesOverAssets	1.91%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses**	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.91%
Portfolio Turnover	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,234
Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing primarily in a broadly diversified portfolio of large and mid-cap domestic stocks with annual revenues, at the time of purchase, over $3 billion. The Fund generally maintains a portfolio containing a blend of value and growth stocks. The Fund invests primarily in issuers listed on the New York Stock Exchange, and to a lesser extent, in common stocks of issuers listed on NASDAQ and other exchanges. The Fund may also invest up to 15% of its net assets, in exchange traded funds (“ETFs”) that track the S&P 500 Total Return Index.

The Fund utilizes Volumetric Advisers, Inc.’s (the “Adviser”) proprietary “Volumetric Trading System” to make investment decisions. This disciplined stock trading system is derived from “Volumetrics”, the Adviser’s proprietary method of technical analysis which measures the flow of money into and out of stocks by their volume activity. The Adviser determines an investment for the Fund’s portfolio by identifying those stocks for which a sudden and substantial new demand is developing. Generally, the Adviser will sell a position for the Fund when volume and range analysis indicate that there is a distinct negative reversal in its demand/supply ratio.

The Fund allocates its assets between stocks, cash and cash equivalent positions (money market) using a proprietary asset allocation formula. Under positive market conditions, the Fund’s total cash and money market positions are typically between 3% and 15%. Under negative market conditions the Fund’s total cash and money market positions may increase up to 40%, and under extremely negative conditions to over 40%.

Risk	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

   The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

•Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Growth Stock Risk: “Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

•Large Cap Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

•Management Risk: The Fund is subject to the risk that the strategy used by the Adviser may fail to produce the intended results.

•Market and Geopolitical Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

•Mid-Cap Risk: The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•Money Market Fund Risk: The risk that money market securities will decline in value, due to changes of interest rates. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

•Underlying Fund Risk: Other investment companies including ETFs ("Underlying Funds") in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each of the Underlying Funds is subject to its own specific risks.

•Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

•COVID-19 Risk:  An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020.  COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.  The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time.  COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems.  The duration and ultimate impact of the current outbreak is not known. There is a risk that you may lose money by investing in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Availability Phone	rr_PerformanceAvailabilityPhone	845-623-7637
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.volumetric.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for one, five and ten years, as compared to those of the broad-based S&P 500 Index and the FTSE 3-Month Treasury Bill Index. As with all mutual funds, the Fund’s past performance, before and after taxes, does not predict how the Fund will perform in the future. For more recent performance information, visit www.volumetric.com.
Annual Return 2011	rr_AnnualReturn2011	0.52%
Annual Return 2012	rr_AnnualReturn2012	5.89%
Annual Return 2013	rr_AnnualReturn2013	26.42%
Annual Return 2014	rr_AnnualReturn2014	6.96%
Annual Return 2015	rr_AnnualReturn2015	(4.69%)
Annual Return 2016	rr_AnnualReturn2016	11.29%
Annual Return 2017	rr_AnnualReturn2017	17.50%
Annual Return 2018	rr_AnnualReturn2018	(10.26%)
Annual Return 2019	rr_AnnualReturn2019	20.13%
Annual Return 2020	rr_AnnualReturn2020	10.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.00%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The FTSE 3-month Treasury Bill Index measures the performance of short-term U.S. government debt securities and accrues income on a monthly basis. The S&P 500 Index represents the equity portion of the Fund’s portfolio and the FTSE 3-month Treasury Bill Index represents the cash/cash equivalent (money market) portion of the Fund’s portfolio.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The Fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
1 Year	rr_AverageAnnualReturnYear01	10.05%
1 Year	rr_AverageAnnualReturnYear01	9.78%
1 Year	rr_AverageAnnualReturnYear01	6.14%
1 Year	rr_AverageAnnualReturnYear01	18.40%
1 Year	rr_AverageAnnualReturnYear01	0.58%
5 Years	rr_AverageAnnualReturnYear05	9.19%
5 Years	rr_AverageAnnualReturnYear05	8.03%
5 Years	rr_AverageAnnualReturnYear05	7.08%
5 Years	rr_AverageAnnualReturnYear05	15.22%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	7.84%
10 Years	rr_AverageAnnualReturnYear10	6.69%
10 Years	rr_AverageAnnualReturnYear10	6.11%
10 Years	rr_AverageAnnualReturnYear10	13.88%
10 Years	rr_AverageAnnualReturnYear10	0.60%
[1]	Pursuant to the Investment Advisory Agreement, the Adviser in addition to providing investment advice, pays most expenses of the Fund, as described under Management of the Fund. As compensation, the Fund pays the Adviser a fee, payable monthly, at the annual rate of: 2.00% of the average daily net assets of the Fund on the first $10 million of the average daily net assets; 1.90% of such net assets from $10 million to $25 million;1.80% of such net assets from $25 million to $50 million; 1.50% of such net assets from $50 million to $100 million; and 1.25% of such net assets over $100 million. For the fiscal year ended December 31, 2020, the management fee was equal to 1.91% of daily average net assets.
[2]	Other Expenses include less than 0.01% (1 basis point) of Acquired Fund Fees and Expenses (“AFFE”). AFFE are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.